Long-Term Financial Liabilities - Summary of Long -Term Financial Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Beginning balance	SFr 113,502	SFr 53,978
Issuance of shares	2,030	56,096
Transaction costs	(54)	(834)
Interest	6,343	4,996
FX revaluation	628	(734)
Ending balance	122,449	113,502
A Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Beginning balance	8,179	8,179
Ending balance	8,179	8,179
B Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Beginning balance	48,569	45,799
Interest	2,797	2,770
Ending balance	51,366	48,569
Series C Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Beginning balance	56,754
Issuance of shares	2,030	56,096
Transaction costs	(54)	(834)
Interest	3,546	2,226
FX revaluation	628	(734)
Ending balance	SFr 62,904	SFr 56,754